Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Basic and Diluted Earnings (Loss) Per Share

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Numerator:
Net profit (loss)	57,656	(47,003)	(328,477)	(52,942)
Less: net profit attributable to noncontrolling interest and redeemable noncontrolling interest	(1,332)	(1,223)	(20,003)	(3,224)

Net profit (loss) attributable to ordinary shareholders	56,324	(48,226)	(348,480)	(56,166)
Plus: deemed dividend in relation to accretion of redeemable noncontrolling interests	—	—	(7,850)	(1,265)

Adjusted net profit (loss) attributable to ordinary shareholders	56,324	(48,226)	(356,330)	(57,431)

Denominator:

Weighted-average number of shares outstanding—basic	342,533,167	364,353,974	401,335,788	401,335,788
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	14,251,042	—	—	—

Weighted-average number of shares outstanding—diluted	356,784,209	364,353,974	401,335,788	401,335,788

Earnings (loss) per share—Basic:
Net profit (loss)	0.16	(0.13)	(0.89)	(0.14)

	0.16	(0.13)	(0.89)	(0.14)

Earnings (loss) per share—Diluted:
Net profit (loss)	0.16	(0.13)	(0.89)	(0.14)

	0.16	(0.13)	(0.89)	(0.14)